Expense Example - LVIP BlackRock Global Allocation Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	80	269	473	1,064	105	347	608	1,355